ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	As at	As at
	December 31,	December 31,
	2025	2024
Trade payables	$344,606	$295,998
Accrued liabilities	283,883	276,462
Wages payable	143,824	108,142
Other liabilities	261,131	142,810
Total accounts payable and accrued liabilities	$1,033,444	$823,412